Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease cost

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Operating lease cost	$732,767	$474,135
Finance lease cost
Amortization of lease assets	656,794	185,171
Interest on lease liabilities	181,667	21,970
Total finance lease cost	$838,461	$207,141

Schedule of weighted average remaining lease term and incremental borrowing rate

	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Weighted average remaining lease term
Operating leases	7.3	years	5.0	years
Finance leases	13.3	years	2.0	years
Weighted average incremental borrowing rate
Operating leases	9.37%		6.32%
Finance leases	9.60%		5.30%

Schedule of maturities of operating and finance lease liabilities

Maturities of operating and finance lease liabilities as of December 31, 2022 were as follows:

	Operating Leases	Finance Leases	Total
2023	697,675	769,621	1,467,296
2024	618,918	812,383	1,431,301
2025	635,180	715,782	1,350,962
2026	575,349	595,309	1,170,658
2027	592,572	615,269	1,207,841
2028	610,407	635,827	1,246,234
Thereafter	1,165,655	7,080,308	8,245,963
Total minimum lease payments	4,895,756	11,224,499	16,120,255
Less: imputed interest	(1,418,014)	(5,403,417)	(6,821,431)
Present value of lease liabilities	$3,477,742	$5,821,082	$9,298,824